Fair Value - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Transfers between Level 1 and Level 2	$ 0	$ 0
Level 3 assets fair value	37	38	41	66
Upper limit percentage of Level 3 assets to total invested assets	0.40%
Long-term debt, carrying value	2,600	2,611
Long-term debt, fair value	$ 2,751	$ 2,923